Earnings per equity share (Tables)	12 Months Ended
Mar. 31, 2022
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Summary of Earnings Per Equity Share

	Year ended March 31,
	2020		2021		2022
Profit attributable to equity holders of the Company	₹	97,218	₹	107,946	₹	122,191
Weighted average number of equity shares outstanding		5,833,384,018		5,649,265,885		5,466,705,840

Basic earnings per share	₹	16.67	₹	19.11	₹	22.35

	Year ended March 31,
	2020		2021		2022
Profit attributable to equity holders of the Company	₹	97,218	₹	107,946	₹	122,191
Weighted average number of equity shares outstanding		5,833,384,018		5,649,265,885		5,466,705,840
Effect of dilutive equivalent share options		14,439,221		12,391,937		15,377,598

Weighted average number of equity shares for diluted earnings per share		5,847,823,239		5,661,657,822		5,482,083,438

Diluted earnings per share	₹	16.62	₹	19.07	₹	22.29